SCHEDULE OF SEGMENTAL OPERATING RESULTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues, net
Revenues	$ 377,876,123	$ 335,060,851	$ 325,984,469
Cost of goods sold	(272,571,322)	(252,032,836)	(239,738,076)
Gross profit	105,304,801	83,028,015	86,246,393
Operating expenses:
Sales and distribution expenses	(66,331,518)	(54,727,281)	(51,622,790)
General and administrative expenses	(18,336,882)	(17,348,952)	(17,400,101)
Listing expenses	(1,265,042)	(1,440,130)
Total operating expenses	(85,933,442)	(73,516,363)	(69,022,891)
Income from operations	19,371,359	9,511,652	17,223,502
Other income (expenses):
Interest expense	(1,406,903)	(1,042,888)	(881,717)
Interest income	23,134	119,306	339,351
Government subsidies	69,994	28,040	42,339
Foreign exchange gain (loss), net	3,505,118	2,184,854	(8,196,633)
Professional fees on acquisition of HTL Marketing	(1,261,560)
Scrap sofa sale income	414,664	562,310	696,290
Change in fair value of derivatives financial instruments	(74,765)	(403,350)	2,841,215
Gain on derecognition of right-of-use asset	90,368
Sundry income (expense)	22,563	(123,411)	117,035
Total other (expense) income, net	1,382,613	1,324,861	(5,042,120)
Income before income taxes	20,753,972	10,836,513	12,181,382
Income tax expense	(4,199,820)	(2,415,742)	(1,864,201)
NET INCOME	16,554,152	8,420,771	10,317,181
Third Party [Member]
Revenues, net
Revenues	356,187,074	315,867,933	316,003,465
Related Party [Member]
Revenues, net
Revenues	21,689,049	19,192,918	9,981,004
Retail Sales [Member]
Revenues, net
Revenues	9,115,672	4,563,729	5,072,320
Cost of goods sold	(3,302,812)	(1,832,485)	(1,784,687)
Gross profit	5,812,860	2,731,244	3,287,633
Operating expenses:
Sales and distribution expenses	(5,857,596)	(3,604,012)	(2,293,149)
General and administrative expenses	(1,117,431)	(1,474,739)	(1,033,897)
Listing expenses
Total operating expenses	(6,975,027)	(5,078,751)	(3,327,046)
Income from operations	(1,162,167)	(2,347,507)	(39,413)
Other income (expenses):
Interest expense	(396,990)	(211,323)	(156,409)
Interest income	524	111
Government subsidies	60,215	15,552	9,851
Foreign exchange gain (loss), net	(17,920)	(8,874)	22,788
Professional fees on acquisition of HTL Marketing
Scrap sofa sale income
Change in fair value of derivatives financial instruments
Gain on derecognition of right-of-use asset	90,368
Sundry income (expense)	(237)	108,361	49,207
Total other (expense) income, net	(264,040)	(96,173)	(74,563)
Income before income taxes	(1,426,207)	(2,443,680)	(113,976)
Income tax expense
NET INCOME	(1,426,207)	(2,443,680)	(113,976)
Retail Sales [Member] | Third Party [Member]
Revenues, net
Revenues	9,115,672	4,563,729	5,072,103
Retail Sales [Member] | Related Party [Member]
Revenues, net
Revenues			217
Export Sales [Member]
Revenues, net
Revenues	349,599,092	312,043,186	311,098,665
Cost of goods sold	(250,842,924)	(232,617,863)	(228,577,666)
Gross profit	98,756,168	79,425,323	82,520,999
Operating expenses:
Sales and distribution expenses	(60,388,019)	(50,895,743)	(49,195,624)
General and administrative expenses	(17,110,481)	(16,109,737)	(16,230,978)
Listing expenses
Total operating expenses	(77,498,500)	(67,005,480)	(65,426,602)
Income from operations	21,257,668	12,419,843	17,094,397
Other income (expenses):
Interest expense	(480,328)	(430,231)	(459,766)
Interest income	22,189	118,637	339,246
Government subsidies	9,779	12,488	32,488
Foreign exchange gain (loss), net	3,416,737	2,283,833	(8,194,956)
Professional fees on acquisition of HTL Marketing
Scrap sofa sale income	414,664	562,310	696,290
Change in fair value of derivatives financial instruments	(74,765)	(403,350)	2,841,215
Gain on derecognition of right-of-use asset
Sundry income (expense)	(262,733)	53,734	67,828
Total other (expense) income, net	3,045,543	2,197,421	(4,677,655)
Income before income taxes	24,303,211	14,617,264	12,416,742
Income tax expense	(4,163,055)	(2,387,742)	(1,863,558)
NET INCOME	20,140,156	12,229,522	10,553,184
Export Sales [Member] | Third Party [Member]
Revenues, net
Revenues	346,795,003	309,556,945	310,931,362
Export Sales [Member] | Related Party [Member]
Revenues, net
Revenues	2,804,089	2,486,241	167,303
Leather Trading [Member]
Revenues, net
Revenues	19,161,359	18,453,936	9,813,484
Cost of goods sold	(18,425,586)	(17,582,488)	(9,375,723)
Gross profit	735,773	871,448	437,761
Operating expenses:
Sales and distribution expenses	(85,903)	(227,526)	(134,017)
General and administrative expenses	(5,982)	(14,509)	(9,018)
Listing expenses
Total operating expenses	(91,885)	(242,035)	(143,035)
Income from operations	643,888	629,413	294,726
Other income (expenses):
Interest expense	(529,585)	(401,334)	(265,542)
Interest income	421	558	105
Government subsidies
Foreign exchange gain (loss), net	101,532	(63,947)	(25,505)
Professional fees on acquisition of HTL Marketing
Scrap sofa sale income
Change in fair value of derivatives financial instruments
Gain on derecognition of right-of-use asset
Sundry income (expense)	7	20
Total other (expense) income, net	(427,625)	(464,703)	(290,942)
Income before income taxes	216,263	164,710	3,784
Income tax expense	(36,765)	(28,000)	(643)
NET INCOME	179,498	136,710	3,141
Leather Trading [Member] | Third Party [Member]
Revenues, net
Revenues	276,399	1,747,259
Leather Trading [Member] | Related Party [Member]
Revenues, net
Revenues	18,884,960	16,706,677	9,813,484
Corporate and Unallocated [Member]
Revenues, net
Revenues
Cost of goods sold
Gross profit
Operating expenses:
Sales and distribution expenses
General and administrative expenses	(102,988)	250,033	(126,208)
Listing expenses	(1,265,042)	(1,440,130)
Total operating expenses	(1,368,030)	(1,190,097)	(126,208)
Income from operations	(1,368,030)	(1,190,097)	(126,208)
Other income (expenses):
Interest expense
Interest income
Government subsidies
Foreign exchange gain (loss), net	4,769	(26,158)	1,040
Professional fees on acquisition of HTL Marketing	(1,261,560)
Scrap sofa sale income
Change in fair value of derivatives financial instruments
Gain on derecognition of right-of-use asset
Sundry income (expense)	285,526	(285,526)
Total other (expense) income, net	(971,265)	(311,684)	1,040
Income before income taxes	(2,339,295)	(1,501,781)	(125,168)
Income tax expense
NET INCOME	(2,339,295)	(1,501,781)	(125,168)
Corporate and Unallocated [Member] | Third Party [Member]
Revenues, net
Revenues
Corporate and Unallocated [Member] | Related Party [Member]
Revenues, net
Revenues